DEVELOPMENT-STAGE RISKS AND LIQUIDITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,282,995	$ 1,052,397
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received	$ 8,000,000
Loan Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received		$ 2,000,000
Grant drew from related party		$ 1,000,000